Shareholder Report, Line Graph (Details) 197924_US Treasury 5 Year Note ETF_TF_TSR Annual {TF} - USD ($)					12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023	Mar. 27, 2023	Aug. 31, 2026
F/m US Treasury 5 Year Note ETF
Account Value [Line Items]
Line Graph and Table Measure Name					F/m US Treasury 5 Year Note ETF
Accumulated Value	$ 10,844	$ 10,427	$ 9,831	$ 10,000	$ 10,860
ICE US Treasury Core Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					ICE US Treasury Core Bond Index
Accumulated Value	10,656	10,406	9,816	10,000	$ 10,785
ICE BofA Current 5-Year US Treasury Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					ICE BofA Current 5-Year US Treasury Total Return Index
Accumulated Value	10,855	10,445	9,835	10,000	$ 10,883
Bloomberg U.S. Treasury Bellwether: 5 Year Total Return USD Unhedged Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Treasury Bellwether: 5 Year Total Return USD Unhedged Index
Accumulated Value	$ 10,887	$ 10,457	$ 9,841	$ 10,000	$ 10,923